Overview and Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash and cash equivalents	$ 78.7	$ 24.6	$ 15.5
Restricted cash	0.1	0.1	0.1
Total cash, cash equivalents and restricted cash	$ 78.8	$ 24.7	$ 15.6